Results from discontinued operations (Tables)	12 Months Ended
Jun. 30, 2023
Results from discontinued operations
Summary of results from discontinued operations
	06.30.2023	06.30.2022	06.30.2021
Revenues	-	-	150,997
Costs	-	-	(124,062)
Gross profit	-	-	26,935
Net loss from fair value adjustment of investment properties	-	-	(99)
General and administrative expenses	-	-	(15,798)
Selling expenses	-	-	(16,703)
Other operating results, net	-	-	5,098
Loss from operations	-	-	(567)
Share of profit of joint ventures and associates	-	-	2,542
Profit from operations before financing and taxation	-	-	1,975
Financial income	-	-	1,884
Finance costs	-	-	(24,455)
Other financial results	-	-	1,597
Inflation adjustment	-	-	315
Financial results, net	-	-	(20,659)
Loss before income tax	-	-	(18,684)
Income tax	-	-	1,114
Loss for the year from discontinued operations	-	-	(17,570)
Result due to loss of control	-	-	(11,620)
Loss for the year from discontinued operations	-	-	(29,190)

Loss for the period from discontinued operations attributable to:
Equity holders of the parent	-	-	(17,287)
Non-controlling interest	-	-	(11,903)

Loss per share from discontinued operations attributable to equity holders of the parent:
Basic	-	-	(33.00)
Diluted	-	-	(33.00)